DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN (Detail)				6 Months Ended		12 Months Ended
	Sep. 18, 2025 USD ($) shares	Apr. 24, 2025 USD ($) $ / shares shares	Aug. 01, 2024 shares	Jun. 30, 2026 USD ($) Item $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Item $ / shares shares	Dec. 31, 2024 USD ($)
Business Description And Basis Of Presentation [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 10
Number of shares in a unit		1
Sale of private placement warrants				3,468,750
Payments for purchases from prior sponsor | $	$ 7,400,000
Transaction costs (in Dollars) | $				$ 14,006,902		$ 14,006,902
Cash underwriting fees (in Dollars) | $				4,500,000		4,500,000
Deferred underwriting fees (in Dollars) | $				9,000,000		9,000,000
Other offering costs (in Dollars) | $				$ 506,902		$ 506,902
Maturity term of U.S government securities				185 days		185 days
Percentage of fair market value on net assets				80.00%		80.00%
Percentage of issued and outstanding voting securities				50.00%		50.00%
Share price per share (in Dollars per share) | $ / shares				$ 10.05		$ 10.05
Minimum percentage that can be redeemed without prior consent				15.00%		15.00%
Percentage of obligation to redeem public shares				100.00%		100.00%
Percentage of redeem of outstanding public shares				100.00%		100.00%
Interest to pay dissolution expenses (in Dollars) | $				$ 100,000		$ 100,000
Trust account public share (in Dollars per share) | $ / shares				$ 10.05		$ 10.05
Redemption public share (in Dollars per share) | $ / shares				$ 10.05		$ 10.05
Cash (in Dollars) | $				$ 256,897		$ 856,131	$ 2,232
Working capital deficit (in Dollars) | $				$ 2,480,484		$ 724,779
Proceeds from issuance of private placement | $					$ 7,568,750
Founder Shares
Business Description And Basis Of Presentation [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)			7,666,667
Non-Managing Sponsor Investors
Business Description And Basis Of Presentation [Line Items]
Sale of private placement warrants				4,100,000		4,100,000
Purchase price per share (in Dollars per share) | $ / shares				$ 1		$ 1
Gross proceeds from warrant (in Dollars) | $				$ 4,100,000		$ 4,100,000
Number of institutional investors | Item				7		7
Sponsor | Founder Shares
Business Description And Basis Of Presentation [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)				3,280,000		3,280,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001
Minimum
Business Description And Basis Of Presentation [Line Items]
Cash | $	$ 875,000
Redeemable Public Warrant
Business Description And Basis Of Presentation [Line Items]
Number of shares in a unit		1
Private Placement Warrants
Business Description And Basis Of Presentation [Line Items]
Sale of private placement warrants						3,468,750
Number of warrants purchased by new sponsor from prior sponsor	4,700,000					4,100,000
Purchase price per share (in Dollars per share) | $ / shares				$ 1		$ 1
Gross proceeds from warrant (in Dollars) | $				$ 7,568,750		$ 7,568,750
Purchase of shares by new sponsor from prior sponsor	4,700,000
Private Placement Warrants | Sponsor
Business Description And Basis Of Presentation [Line Items]
Sale of private placement warrants				4,700,000		4,700,000
NMSI Private Placement Warrants
Business Description And Basis Of Presentation [Line Items]
Sale of private placement warrants				4,100,000
Number of warrants purchased by new sponsor from prior sponsor	4,100,000
Purchase of shares by new sponsor from prior sponsor	4,100,000
IPO [Member]
Business Description And Basis Of Presentation [Line Items]
Number of units issued		22,500,000
Sale of units price per share (in Dollars per share) | $ / shares		$ 10
Gross proceeds (in Dollars) | $		$ 225,000,000
Share price per share (in Dollars per share) | $ / shares				$ 10.05		$ 10.05
Over-Allotment Option [Member]
Business Description And Basis Of Presentation [Line Items]
Number of units issued		2,500,000		3,000,000		3,000,000
Number of public units issued		2,500,000
Number of remaining units not exercised		500,000
Private Placement [Member]
Business Description And Basis Of Presentation [Line Items]
Net proceeds from initial public offering (in Dollars) | $				$ 226,125,000		$ 226,125,000
Price per units				10.05		10.05
Class A Ordinary Shares
Business Description And Basis Of Presentation [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 11.5
Number of shares in a unit		1
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001
Class B ordinary Shares
Business Description And Basis Of Presentation [Line Items]
Purchase of shares by new sponsor from prior sponsor	7,500,000
Ordinary shares, par value (in dollars per share) | $ / shares						0.0001
Class B ordinary Shares | Founder Shares
Business Description And Basis Of Presentation [Line Items]
Purchase of shares by new sponsor from prior sponsor	7,500,000
Number of shares subjected to forfeiture		166,667
Class B ordinary Shares | Sponsor | Founder Shares
Business Description And Basis Of Presentation [Line Items]
Number of shares subjected to forfeiture		166,667
Public Shares
Business Description And Basis Of Presentation [Line Items]
Share price per share (in Dollars per share) | $ / shares				$ 10.05		$ 10.05